Income tax - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) recognized through equity	$ 809	$ (776)
Deferred tax expense (benefit)	398	$ (529)
Net deferred tax liabilities			$ 429
Deferred tax liabilities	$ 18		429
Equity Component Of Convertible Debt [Member] | Convertible debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			$ 2,591